Assets and Liabilities Measured at Fair Value (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Cash and cash equivalents	¥ 141,729	¥ 204,307
Derivatives	831	4,718
Total assets	165,900	229,303
Liabilities:
Derivatives	25,493	2,610
Total liabilities	25,493	2,610
Corporate Bonds
Assets:
Available-for-sale (current)	30	20
Available-for-sale (noncurrent)	560	558
Government Bonds
Assets:
Available-for-sale (noncurrent)	181	150
Fund Trusts
Assets:
Available-for-sale (noncurrent)	1,234	1,826
Equity Securities
Assets:
Available-for-sale (noncurrent)	21,335	17,724
Fair Value, Inputs, Level 1
Assets:
Total assets	21,705	18,045
Fair Value, Inputs, Level 1 | Corporate Bonds
Assets:
Available-for-sale (current)	30	20
Fair Value, Inputs, Level 1 | Government Bonds
Assets:
Available-for-sale (noncurrent)	181	150
Fair Value, Inputs, Level 1 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	159	151
Fair Value, Inputs, Level 1 | Equity Securities
Assets:
Available-for-sale (noncurrent)	21,335	17,724
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	141,729	204,307
Derivatives	831	4,718
Total assets	143,751	210,804
Liabilities:
Derivatives	25,493	2,610
Total liabilities	25,493	2,610
Fair Value, Inputs, Level 2 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	116	104
Fair Value, Inputs, Level 2 | Fund Trusts
Assets:
Available-for-sale (noncurrent)	1,075	1,675
Fair Value, Inputs, Level 3
Assets:
Total assets	444	454
Fair Value, Inputs, Level 3 | Corporate Bonds
Assets:
Available-for-sale (noncurrent)	¥ 444	¥ 454